Basis of Preparation (Details 4) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Financing expenses, net	₪ 664	[1]	₪ 652	₪ 1,108
Loss for the period	(1,909)	[1]	₪ 675	₪ 439
Initial application of IFRS 9, Financial Instruments (2014) [Member] | In accordance with IAS 39 [Member]
Statement Line Items [Line Items]
Financing expenses, net	566
Loss for the period	(1,913)
Initial application of IFRS 9, Financial Instruments (2014) [Member] | Adjustments [Member]
Statement Line Items [Line Items]
Financing expenses, net	4
Loss for the period	₪ 4

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1